Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative instruments qualified for hedging	$ 0	$ 0
Nominal Value of Interest Rate Swap Agreements	$ 277,000
Weighted average rate	3.82%
Maximum length of time over which Company has hedged its interest rate exposure	3 years	4 years
Maturity Date	Mar. 19, 2014